Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net Income (Loss)	$ (18,192,303)	$ 5,114,684	$ (16,312,705)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Amortization of intangible assets	2,880,410	127,051	183,097
Impairment of intangible assets	8,272,676		6,920,009
Amortization of right-of-use assets	12,221
Share-based compensation	826,883	442,883
Interest expense for convertible notes			221,788
Bad debt expense	1,561,908	1,428,805	349,419
(Gain) loss on disposal of subsidiaries		(8,220,215)	28,648
Impairment of goodwill			7,362,187
Change in operating assets and liabilities:
Account receivable, net	(990,913)	1,110,936	1,026,666
Prepaid expenses			2,104
Inventories, net	(82,820)		240,497
Other current assets	(172,223)	(7,766,680)	(198,684)
Advances to suppliers, net	14,313,344	(16,828,847)	366,038
Rent deposit
Accounts payable	849,397	(754,262)	(2,306,527)
Contract liabilities	(420,144)	127,046	279,817
Tax payable	(795)	(380,951)	231,703
Lease liabilities	(12,221)		(104,678)
Accrued expenses and other current liabilities	193,211	11,977,824	1,207,791
Net cash provided by (used in) operating activities	9,038,631	(13,621,726)	(502,830)
Cash flows from investing activities:
Purchase of intangible assets	(41,042,250)		(6,920,009)
Cash paid out for loan receivables from third parties		(943,376)
Purchase of property and equipment			(5,539)
Net cash used in investing activities	(41,042,250)	(943,376)	(6,925,548)
Cash flows from financing activities:
(Payment to) Proceeds from related parties loans	(1,291,608)	(2,223,362)	222,218
Repayment of Bank loans			(117,298)
Capital contributions			171,874
Issuance of shares of common stock	7,701,223	47,748,628
Net cash provided by financing activities	6,409,615	45,525,266	276,794
Effect of changes of foreign exchange rate on cash	81,711	(3,625,234)	(503,137)
Net increase (decrease) in Cash and cash equivalents	(25,512,293)	27,334,930	(7,654,722)
Cash, cash equivalents and restricted cash at the Beginning of financial year	43,396,977	16,062,047	23,716,768
Cash, cash equivalents and restricted cash at the end of the year	17,884,684	43,396,977	16,062,047
Cash, cash equivalents and restricted cash
Cash and cash equivalents	17,884,684	43,396,977	16,060,686
Restricted cash			1,361
Cash, cash equivalents and restricted cash at the end of the year	17,884,684	43,396,977	16,062,047
SUPPLEMENTARY NON-CASH FLOW INFORMATION:
Right of use assets obtained in exchange for operating lease liabilities	$ 53,796